Re-engineering Costs	6 Months Ended
Jul. 02, 2011
Restructuring Charges [Abstract]
Re-engineering Costs
Re-engineering Costs
The Company recorded $1.1 million and $2.5 million in re-engineering and impairment charges during the second quarter and year-to-date periods of 2011, primarily related to severance costs incurred to reduce head count in the Company's Argentina, Australia, France, Greece, Japan, Mexico, and Spain operations mainly due to to implementing changes in the businesses' management structures.
The Company recorded $2.0 million and $3.6 million in re-engineering and impairment charges during the second quarter and year-to-date periods of 2010, primarily related to severance costs incurred in its Argentina, BeautiControl, France, Greece, Japan and Mexico operations, also mainly due to implementing changes in the businesses' management structures and relocation costs in Japan.
The balances included in accrued liabilities related to re-engineering and impairment charges as of July 2, 2011 and December 25, 2010 were as follows (in millions):

	July 2, 2011	December 25, 2010
Beginning of the year balance	$2.4	$1.5
Provision	2.5	7.6
Cash expenditures:
Severance	(3.7)	(5.5)
Other	(0.8)	(1.1)
Non-cash asset impairments	—	(0.1)
End of period balance	$0.4	$2.4

The accrual balance as of July 2, 2011, relates primarily to severance payments expected to be made by the end of 2011.